Segmental information - Summary of Segment Adjusted EBITDA Represents Adjusted EBITDA Excluding Unallocated Corporate Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	€ 561,202	€ 404,924	€ 380,403
Segment Adjusted EBITDA	187,862	127,679	113,346
Amortization of sport rights	(94,312)	(80,608)	(93,893)
Rest of the World Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	489,502	370,517	357,534
United States Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	71,700	34,407	22,869
Reportable segments [member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	521,219	375,290	350,343
Segment Adjusted EBITDA	193,608	129,062	114,862
Amortization of sport rights	(94,312)	(80,608)	(93,893)
Reportable segments [member] | United States Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	71,700	34,407	22,869
Segment Adjusted EBITDA	(22,625)	(16,373)	(40,095)
Amortization of sport rights	(21,946)	(24,262)	(30,820)
All other segments [member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	39,983	29,634	30,060
Segment Adjusted EBITDA	(5,746)	(1,383)	(1,516)
Betting Revenue [Member] | Rest of the World Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	309,357	234,991	224,734
Betting Revenue [Member] | United States Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	15,150	9,791	3,595
Betting Revenue [Member] | Reportable segments [member] | Rest of the World Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	309,357	234,991	224,734
Segment Adjusted EBITDA	176,987	118,676	129,233
Amortization of sport rights	(16,101)	(10,933)	(14,199)
Betting AV Revenue [Member] | Rest of the World Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	140,162	105,892	102,740
Betting AV Revenue [Member] | United States Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	5,166	3,575	248
Betting AV Revenue [Member] | Reportable segments [member] | Rest of the World Revenue [Member]
Segment Reporting Information, Revenue for Reportable Segment [Line Items]
Segment revenue	140,162	105,892	102,740
Segment Adjusted EBITDA	39,246	26,759	25,724
Amortization of sport rights	€ (56,266)	€ (45,413)	€ (48,874)